Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Percentage of gross basis tax on U.S. source gross transportation income	4.00%
Percentage of gross revenue derived from voyages	50.00%
Taxable profit	$ 0	$ 0	$ 0
Income tax (expense) benefit	$ 0	$ 0	$ 0